Schedule of Investments (unaudited)
February 28, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.1%
ATI, Inc.(a)	176,336	$ 28,846,806
Boeing Co. (The)(a)	48,367	11,004,944
General Electric Co.	90,497	30,973,503
Howmet Aerospace, Inc.	135,618	35,603,794
RTX Corp.	127,783	25,891,391
StandardAero, Inc.(a)(b)	677,553	20,868,632
		153,189,070
Biotechnology — 12.8%
Amicus Therapeutics, Inc.(a)	6,082,557	87,406,344
Arcellx, Inc.(a)	255,106	29,028,512
Avidity Biosciences, Inc.(a)	1,753,889	126,280,008
Eikon Therapeutics, Inc.(a)(b)	124,234	1,711,945
Exact Sciences Corp.(a)	3,296,338	340,775,422
RAPT Therapeutics, Inc.(a)	620,512	35,977,286
Revolution Medicines, Inc.(a)	74,415	7,591,818
		628,771,335
Capital Markets — 0.8%
Janus Henderson Group PLC	789,199	41,117,268
Wealthfront Corp.(a)	43,037	357,207
		41,474,475
Chemicals — 2.9%
Air Products & Chemicals, Inc.	160,482	44,240,073
Corteva, Inc.	517,701	41,478,204
Dow, Inc.	106,119	3,261,037
DuPont de Nemours, Inc.	596,078	29,827,743
Olin Corp.	567,220	14,390,372
Sensient Technologies Corp.	70,470	7,154,819
Solstice Advanced Materials, Inc.	14,771	1,159,671
		141,511,919
Commercial Services & Supplies — 1.0%
GFL Environmental, Inc.(b)	1,155,862	51,077,542
Construction & Engineering — 0.1%
Solv Energy, Inc., Class A(a)	160,530	5,059,906
Construction Materials — 1.4%
Amrize Ltd.(a)	259,766	16,882,192
CRH PLC	414,017	49,673,760
		66,555,952
Electrical Equipment — 0.8%
Forgent Power Solutions, Inc.(a)	362,604	12,469,952
GE Vernova, Inc.	32,759	28,618,262
		41,088,214
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc.(a)	20,713	6,365,726
Entertainment — 6.8%
Electronic Arts, Inc.	1,114,414	223,518,016
Netflix, Inc.(a)	184,840	17,789,002
Warner Bros Discovery, Inc., Class A(a)	3,244,654	91,401,903
		332,708,921
Financial Services — 0.1%
PicS NV, Class A(a)	232,919	3,978,257
Food Products — 0.0%
Once Upon a Farm PBC(a)	67,449	1,565,491
Health Care Equipment & Supplies — 3.8%
Envista Holdings Corp.(a)	1,349,714	39,425,146
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.(a)	1,767,953	$ 133,232,938
Medline, Inc., Class A(a)	292,183	13,881,614
		186,539,698
Health Care Providers & Services — 4.1%
Brookdale Senior Living, Inc.(a)	2,320,311	35,500,758
Cigna Group (The)	222,451	64,470,749
Elevance Health, Inc.	1,833	586,560
Humana, Inc.	261,761	49,875,941
Lumexa Imaging Holdings, Inc.(a)	41,697	589,595
Tenet Healthcare Corp.(a)	84,112	20,135,572
UnitedHealth Group, Inc.	101,174	29,671,299
		200,830,474
Health Care REITs — 1.6%
Ventas, Inc.	271,070	23,355,391
Welltower, Inc.	269,640	55,847,837
		79,203,228
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment, Inc.(a)	520,609	13,041,256
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	106,358	25,907,745
Interactive Media & Services — 0.4%
Meta Platforms, Inc., Class A	32,742	21,222,710
IT Services — 0.6%
Cloudflare, Inc., Class A(a)	76,723	13,210,933
Shopify, Inc., Class A(a)	87,628	10,579,328
Snowflake, Inc., Class A(a)	29,206	4,918,583
		28,708,844
Life Sciences Tools & Services — 2.0%
Danaher Corp.	219,061	46,143,009
Thermo Fisher Scientific, Inc.	75,824	39,512,645
Waters Corp.(a)	44,123	14,092,004
		99,747,658
Machinery — 5.5%
Chart Industries, Inc.(a)	1,298,810	269,243,313
Media — 0.4%
DoubleVerify Holdings, Inc.(a)	1,023,711	10,789,914
TEGNA, Inc.	513,376	10,755,227
		21,545,141
Oil, Gas & Consumable Fuels — 0.5%
Williams Cos., Inc. (The)	331,260	24,751,747
Personal Care Products — 0.9%
Coty, Inc., Class A(a)	9,590,124	24,071,211
Kenvue, Inc.	1,017,693	19,458,290
		43,529,501
Pharmaceuticals — 0.3%
Atrium Therapeutics, Inc.(a)	175,389	2,586,986
Ventyx Biosciences, Inc.(a)	1,032,629	14,425,827
		17,012,813
Professional Services — 0.2%
UL Solutions, Inc., Class A	98,195	8,245,434
Semiconductors & Semiconductor Equipment — 3.2%
Broadcom, Inc.	96,792	30,929,884
Entegris, Inc.	45,391	6,012,038
GLOBALFOUNDRIES, Inc.(a)	258,542	12,293,672
Lattice Semiconductor Corp.(a)	138,594	13,252,358
NXP Semiconductors NV	48,348	10,975,480

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Qnity Electronics, Inc.	254,217	$ 32,224,547
QUALCOMM, Inc.	74,190	10,561,688
Silicon Laboratories, Inc.(a)	207,846	42,510,742
		158,760,409
Software — 6.9%
Clearwater Analytics Holdings, Inc., Class A(a)	2,943,466	68,847,670
Confluent, Inc., Class A(a)	7,304,935	224,042,356
Crowdstrike Holdings, Inc., Class A(a)	42,890	15,954,222
Elastic NV(a)	82,418	4,291,505
Five9, Inc.(a)	64,269	1,120,851
Salesforce, Inc.	35,021	6,821,741
ServiceNow, Inc.(a)	67,810	7,324,158
Unity Software, Inc.(a)	75,173	1,370,404
Workday, Inc., Class A(a)	31,891	4,265,740
Zoom Communications, Inc., Class A(a)	53,709	3,971,244
		338,009,891
Specialty Retail — 0.6%
Bath & Body Works, Inc.	141,496	3,220,449
Bob’s Discount Furniture, Inc.(a)	407,479	8,654,854
Carvana Co., Class A(a)(b)	49,945	16,689,621
		28,564,924
Trading Companies & Distributors — 0.0%
EquipmentShare.com, Inc., Class A(a)	50,832	1,475,145
Total Common Stocks — 61.7% (Cost: $2,646,301,115)		3,039,686,739

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
Bombardier, Inc.
6.00%, 02/15/28(c)	USD	1,765	1,763,567
8.75%, 11/15/30(c)		6,147	6,585,539
7.00%, 06/01/32(c)		7,000	7,373,744
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,659,067
			19,381,917
Biotechnology — 0.1%
Exact Sciences Corp., 2.00%, 03/01/30(c)(d)		2,000	2,797,200
Consumer Finance — 0.1%
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	4,359,119
Diversified Consumer Services — 0.4%
Sotheby’s, 7.38%, 10/15/27(c)		20,957	20,829,288
Electric Utilities — 0.1%
Southern Co. (The), 3.25%, 06/15/28(c)(d)		4,494	4,613,091
Financial Services — 0.2%
Coinbase Global, Inc.
0.00%, 10/01/29(c)(d)(e)		5,749	5,048,197
0.00%, 10/01/32(c)(d)(e)		5,749	4,650,941
			9,699,138
Ground Transportation — 0.1%
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(d)		3,306	4,084,563
Health Care Equipment & Supplies — 0.1%
Merit Medical Systems, Inc., 3.00%, 02/01/29(c)(d)		2,650	2,990,525
Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc., 3.50%, 10/15/29(d)		8,391	14,996,395
Security		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc., 11.00%, 10/15/30(c)	USD	10,266	$ 11,150,128
Tenet Healthcare Corp., 4.25%, 06/01/29		13,767	13,553,360
			39,699,883
Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(c)		1,313	1,405,275
Hotels, Restaurants & Leisure — 0.2%
DoorDash, Inc., 0.00%, 05/15/30(c)(d)(e)		1,961	1,889,423
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	9,237,521
			11,126,944
Insurance — 0.2%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(c)		9,172	9,633,425
IT Services — 0.4%
Akamai Technologies, Inc., 0.25%, 05/15/33(c)(d)		3,223	4,035,518
Cloudflare, Inc., 0.00%, 06/15/30(c)(d)(e)		6,047	6,339,675
CoreWeave, Inc., 1.75%, 12/01/31(c)(d)		7,056	7,275,039
			17,650,232
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(c)		9,722	10,030,897
DISH Network Corp., 11.75%, 11/15/27(c)		25,400	26,296,011
EchoStar Corp., 10.75%, 11/30/29		3,600	3,930,998
Versant Media Group, Inc., 7.25%, 01/30/31(c)		3,805	3,893,976
			44,151,882
Metals & Mining — 0.0%
First Quantum Minerals Ltd., 7.25%, 02/15/34(c)		1,202	1,257,679
Passenger Airlines — 0.4%
Latam Airlines Group SA
7.88%, 04/15/30(c)		7,000	7,300,243
7.63%, 01/07/31(c)		10,981	11,479,903
			18,780,146
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,206,682
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)		2,000	2,021,688
Anywhere Real Estate Group LLC/Realogy Co- Issuer Corp., 9.75%, 04/15/30(c)		7,000	7,542,577
Compass, Inc., 0.25%, 04/15/31(c)(d)		1,914	1,825,651
			11,389,916
Software — 0.5%
Cloud Software Group, Inc., 6.50%, 03/31/29(c)		20,809	20,406,908
Nebius Group NV
1.00%, 09/15/30(c)(d)		2,861	2,921,653
2.75%, 09/15/32(c)(d)		2,109	2,086,855
			25,415,416
Specialty Retail — 0.2%
Michaels Cos., Inc. (The), 03/15/33(c)(f)		11,467	11,154,007
Total Corporate Bonds — 5.4% (Cost: $251,527,139)			264,626,328

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Floating Rate Loan Interests(h)
Aerospace & Defense — 0.6%
TransDigm, Inc.
New Tranche K Term Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.25%), 5.92%, 03/22/30(g)	USD	19,763	$ 19,739,846
Tranche N Term Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 6.16%, 02/13/33(g)		11,002	11,010,362
			30,750,208
Building Products — 0.2%
Kodiak BP LLC, Term B Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 3.75%), 7.42%, 12/04/31		3,500	3,496,605
MI Windows & Doors LLC, Term B-3 Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.42%, 03/28/31		6,913	6,855,602
			10,352,207
Chemicals — 0.3%
Qnity Electronics, Inc., Initial Term Loan, (6 mo. CME Term SOFR US at 0.00% Floor + 2.00%), 5.70%, 11/01/32		14,134	14,173,717
Electric Utilities — 0.1%
Talen Energy Supply LLC
2024-1 Incremental Term B Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 6.15%, 12/15/31(g)		791	792,394
Initial Term B Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.15%, 05/17/30		2,962	2,968,364
			3,760,758
Electrical Equipment — 0.1%
Project Aurora Holdco 1 Ltd., Facility B2, (3 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.49%, 12/06/32(g)		3,705	3,707,334
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, 2028 Refinancing Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 1.75%), 5.42%, 10/23/28(g)		12,135	12,148,284
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, Initial B Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.25%), 6.92%, 01/27/29(g)		8,038	7,985,825
IT Services — 0.1%
Stubhub Holdco Sub LLC, Extended USD Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 4.75%), 8.42%, 03/15/30(g)		2,637	2,546,688
Machinery — 0.4%
TK Elevator U.S. Newco, Inc.
Facility B (USD), (6 mo. CME Term SOFR US at 0.50% Floor + 2.75%), 6.38%, 04/30/30		4,961	4,958,376
Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 2.75%, 04/30/30		17,266	17,266,000
			22,224,376
Metals & Mining — 0.2%
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.42%, 08/18/30(g)		11,529	11,529,006
Security		Par (000)	Value
Software — 0.7%
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 3.25%), 6.92%, 08/13/32(g)	USD	39,177	$ 36,258,562
Specialty Retail — 0.1%
Restoration Hardware, Inc., Initial Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.29%, 10/20/28(g)		2,961	2,906,556
Total Floating Rate Loan Interests — 3.2% (Cost: $161,499,890)			158,343,521

	Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow(a)	445,570	568,993
Total Investment Companies — 0.0% (Cost: $ —)		568,993
Preferred Securities
Preferred Stocks — 0.5%
Aerospace & Defense — 0.5%
Boeing Co. (The), 6.00%(d)	275,600	20,099,508
Software — 0.0%
DataRobot, Inc., Series F, (Acquired 10/27/20, cost $2,186,006)(a)(g)(i)	166,337	530,615
Total Preferred Securities — 0.5% (Cost: $15,966,006)		20,630,123
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(g)	214,796	214,796
Gracell Biotechnologies, Inc., CVR(a)	291,020	14,551
		229,347
Total Rights — 0.0% (Cost: $ —)		229,347
Total Long-Term Investments — 70.8% (Cost: $3,075,294,150)		3,484,085,051
Short-Term Securities
Money Market Funds — 28.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(j)(k)(l)	9,410,433	9,415,138
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(j)(k)	1,400,572,151	1,400,572,151
Total Short-Term Securities — 28.6% (Cost: $1,409,986,074)		1,409,987,289
Total Investments — 99.4% (Cost: $4,485,280,224)		4,894,072,340
Other Assets Less Liabilities — 0.6%		31,515,076
Net Assets — 100.0%		$ 4,925,587,416

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Event Driven Equity Fund
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.
(e)	Zero-coupon bond.
(f)	When-issued security.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $530,615, representing less than 0.05% of its net assets as of period end, and an original cost of $2,186,006.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 264,652,033	$ —	$ (255,256,171)(a)	$ 23,968	$ (4,692)	$ 9,415,138	9,410,433	$ 781,637 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,924,822,615	—	(524,250,464)(a)	—	—	1,400,572,151	1,400,572,151	44,869,546	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	208,706,301	—	(212,045,861)	12,276,251	(8,936,691)	—	—	8,625,789	—
				$ 12,300,219	$ (8,941,383)	$ 1,409,987,289		$ 54,276,972	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Event Driven Equity Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	17	03/20/26	$ 8,502	$ 138,593
Russell 2000 E-Mini Index	615	03/20/26	81,017	(1,893,228)
S&P 500 E-Mini Index	508	03/20/26	174,981	(83,748)
				$ (1,838,383)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Axalta Coating Systems Ltd.	Citibank N.A.	USD	20,720,753	02/24/28	0.20%	1D OBFR01	Monthly	$ (389,465)
Beazley PLC	SG Americas Securities LLC		21,822,051	12/08/27	0.25%	1D SONIA	Monthly	338,864
Caesars Entertainment, Inc.	Morgan Stanley & Co. International PLC		526,327	11/06/26	0.20%	1D FEDL01	Monthly	125,725
Confluent, Inc., Class A	UBS AG		21,327,443	11/05/29	0.20%	1D OBFR01	Monthly	(20,841)
Elastic NV	Citibank N.A.		153,886	02/24/28	0.20%	1D OBFR01	Monthly	(3,664)
Elevance Health, Inc.	Citibank N.A.		8,428,533	02/24/28	0.20%	1D OBFR01	Monthly	(563,573)
Elevance Health, Inc.	Morgan Stanley & Co. International PLC		7,454,299	11/06/26	0.20%	1D FEDL01	Monthly	(352,219)
Fifth Third Bancorp	UBS AG		49	11/05/29	0.20%	1D OBFR01	Monthly	-
General Electric Co.	Morgan Stanley & Co. International PLC		15,314,890	11/06/26	0.20%	1D FEDL01	Monthly	147,732
iShares U.S. Real Estate ETF	Citibank N.A.		30,857	02/24/28	0.20%	1D OBFR01	Monthly	236
Iveco Group NV	JPMorgan Chase Bank N.A.		26,294,740	02/09/27	0.26%	1D ESTR	Monthly	292,862
JDE Peet’s NV	SG Americas Securities LLC		108,434,264	12/08/27	0.25%	1D ESTR	Monthly	232,096
JTC PLC	SG Americas Securities LLC		72,522,426	12/08/27	0.25%	1D SONIA	Monthly	560,452
Just Group PLC	HSBC Bank PLC		47,145,489	02/10/28	0.25%	1D SONIA	Monthly	83,055
Just Group PLC	JPMorgan Chase Bank N.A.		22,057,658	02/09/27	0.25%	1D SONIA	Monthly	38,858
Just Group PLC	SG Americas Securities LLC		21,501,143	12/08/27	0.25%	1D SONIA	Monthly	37,878
Kenvue, Inc.	JPMorgan Chase Bank N.A.		224,577,195	02/09/27	0.20%	1D OBFR01	Monthly	11,611,802
Kenvue, Inc.	UBS AG		30,212,393	11/05/29	0.20%	1D OBFR01	Monthly	1,165,171
Liberty Broadband Corp., Class C, NVS	Barclays Bank PLC		5,974,433	06/29/26	0.20%	1D OBFR01	Monthly	184,974
Liberty Broadband Corp., Class C, NVS	Citibank N.A.		6,331,451	02/24/28	0.20%	1D OBFR01	Monthly	196,028
Liberty Broadband Corp., Class C, NVS	JPMorgan Chase Bank N.A.		37,756,367	02/09/27	0.20%	1D OBFR01	Monthly	(524,962)
Masimo Corp.	Barclays Bank PLC		87,025,365	06/29/26	0.20%	1D OBFR01	Monthly	29,948
Masimo Corp.	Goldman Sachs Bank USA		29,263,725	08/18/26	0.20%	1D FEDL01	Monthly	(2,370)
Norfolk Southern Corp.	Citibank N.A.		77,792,563	02/24/28	0.20%	1D OBFR01	Monthly	(71,612)
Norfolk Southern Corp.	JPMorgan Chase Bank N.A.		196,889,183	02/09/27	0.20%	1D OBFR01	Monthly	5,809,042
Onestream, Inc.	JPMorgan Chase Bank N.A.		28,379,478	02/09/27	0.20%	1D OBFR01	Monthly	132,953
Palo Alto Networks, Inc.	JPMorgan Chase Bank N.A.		114,213	02/09/27	-	1D OBFR01	Monthly	(114,096)
Palo Alto Networks, Inc.	UBS AG		(20,770,635)	11/05/29	0.20%	1D OBFR01	Monthly	20,771,012
Peakstone Realty Trust	JPMorgan Chase Bank N.A.		2,985,350	02/09/27	0.20%	1D OBFR01	Monthly	14,380
Penumbra, Inc.	Citibank N.A.		93,499,706	02/24/28	0.20%	1D OBFR01	Monthly	1,427,609
Penumbra, Inc.	JPMorgan Chase Bank N.A.		109,581,299	02/09/27	0.20%	1D OBFR01	Monthly	1,725,893
Schroders PLC	SG Americas Securities LLC		28,347,304	12/08/27	0.25%	1D SONIA	Monthly	(101,082)
Sealed Air Corp.	JPMorgan Chase Bank N.A.		28,658,810	02/09/27	0.20%	1D OBFR01	Monthly	27,399
Teck Resources Ltd., Class B	Citibank N.A.		117,192,453	02/24/28	0.20%	1D OBFR01	Monthly	(455,925)
Toyota Industries Corp.	UBS AG		6,609,804	01/06/31	0.25%	1D P TONA	Monthly	8,071
Webster Financial Corp.	JPMorgan Chase Bank N.A.		28,958,582	02/09/27	0.20%	1D OBFR01	Monthly	(427,199)
Webster Financial Corp.	UBS AG		58,023,924	11/05/29	0.20%	1D OBFR01	Monthly	(40,709)
Total long positions of equity swaps								41,894,323
Short Contracts(b)
3M Co.	Morgan Stanley & Co. International PLC		(2,629,835)	11/06/26	(0.15)%	1D FEDL01	Monthly	16,126
Advanced Micro Devices, Inc.	Citibank N.A.		(1,290,286)	02/24/28	(0.15)%	1D OBFR01	Monthly	(23,692)
Advanced Micro Devices, Inc.	Morgan Stanley & Co. International PLC		(586,458)	11/06/26	(0.15)%	1D FEDL01	Monthly	(10,769)

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Akamai Technologies, Inc.	JPMorgan Chase Bank N.A.	USD	(2,577,136)	02/09/27	(0.15)%	1D OBFR01	Monthly	$ (82,248)
Akzo Nobel NV	Citibank N.A.		(28,088,971)	11/24/26	(0.26)%	1D OBFR01	Monthly	135,261
Albemarle Corp.	Barclays Bank PLC		(7,054,822)	12/23/26	(0.15)%	1D OBFR01	Monthly	(45,702)
Analog Devices, Inc.	Citibank N.A.		(2,241,352)	02/24/28	(0.15)%	1D OBFR01	Monthly	(4,039)
Analog Devices, Inc.	Morgan Stanley & Co. International PLC		(1,815,882)	11/06/26	(0.15)%	1D FEDL01	Monthly	(3,272)
Anglo American PLC	Citibank N.A.		(129,693,885)	11/24/26	(0.25)%	1D OBFR01	Monthly	(1,854,480)
Applied Materials, Inc.	Citibank N.A.		(2,606,639)	02/24/28	(0.15)%	1D OBFR01	Monthly	21,388
Applied Materials, Inc.	Morgan Stanley & Co. International PLC		(1,355,239)	11/06/26	(0.15)%	1D FEDL01	Monthly	4,535
ASML Holding NV, Registered Shares	Citibank N.A.		(1,688,085)	02/24/28	(0.15)%	1D OBFR01	Monthly	40,249
ASML Holding NV, Registered Shares	Morgan Stanley & Co. International PLC		(980,753)	11/06/26	(0.15)%	1D FEDL01	Monthly	23,384
Avery Dennison Corp.	Barclays Bank PLC		(5,001,620)	12/23/26	(0.20)%	1D OBFR01	Monthly	6,868
Ball Corp.	Barclays Bank PLC		(3,138,661)	12/23/26	(0.20)%	1D OBFR01	Monthly	468
Banco Santander SA, ADR	JPMorgan Chase Bank N.A.		(10,403,661)	02/09/27	(0.51)%	1D OBFR01	Monthly	357,626
Banco Santander SA, ADR	UBS AG		(20,458,737)	11/05/29	-	1D OBFR01	Monthly	42,563
Boston Scientific Corp.	Citibank N.A.		(19,847,635)	02/24/28	(0.15)%	1D OBFR01	Monthly	1,427,535
Boston Scientific Corp.	JPMorgan Chase Bank N.A.		(20,841,432)	02/09/27	(0.15)%	1D OBFR01	Monthly	(767,635)
Caterpillar, Inc.	Morgan Stanley & Co. International PLC		(3,006,968)	11/06/26	(0.15)%	1D FEDL01	Monthly	54,219
Celanese Corp.	Barclays Bank PLC		(1,703,929)	12/23/26	(0.20)%	1D OBFR01	Monthly	78,132
Charter Communications, Inc., Class A	Barclays Bank PLC		(6,175,193)	06/29/26	(0.20)%	1D OBFR01	Monthly	(119,930)
Charter Communications, Inc., Class A	Citibank N.A.		(6,464,964)	02/24/28	(0.15)%	1D OBFR01	Monthly	(125,558)
Charter Communications, Inc., Class A	JPMorgan Chase Bank N.A.		(38,334,425)	02/09/27	(0.15)%	1D OBFR01	Monthly	582,458
Cloudflare, Inc., Class A	JPMorgan Chase Bank N.A.		(2,648,618)	02/09/27	(0.15)%	1D OBFR01	Monthly	49,582
Coinbase Global, Inc., Class A	JPMorgan Chase Bank N.A.		(2,220,813)	02/09/27	(0.15)%	1D OBFR01	Monthly	(113,068)
Compass, Inc., Class A	JPMorgan Chase Bank N.A.		(954,174)	02/09/27	(0.15)%	1D OBFR01	Monthly	230,315
CoreWeave, Inc., Class A	JPMorgan Chase Bank N.A.		(4,814,819)	02/09/27	(0.15)%	1D OBFR01	Monthly	857,106
Cummins, Inc.	Morgan Stanley & Co. International PLC		(2,855,744)	11/06/26	(0.15)%	1D FEDL01	Monthly	16,968
Deere & Co.	Morgan Stanley & Co. International PLC		(2,266,527)	11/06/26	(0.15)%	1D FEDL01	Monthly	60,024
DoorDash, Inc., Class A	JPMorgan Chase Bank N.A.		(657,407)	02/09/27	(0.15)%	1D OBFR01	Monthly	28,998
Eastman Chemical Co.	Barclays Bank PLC		(3,416,630)	12/23/26	0.02%	1D OBFR01	Monthly	47,298
Ecolab, Inc.	Barclays Bank PLC		(6,047,613)	12/23/26	-	1D OBFR01	Monthly	(83,310)
Emerson Electric Co.	Morgan Stanley & Co. International PLC		(2,922,714)	11/06/26	(0.15)%	1D FEDL01	Monthly	(105,251)
FedEx Corp.	Morgan Stanley & Co. International PLC		(1,943,491)	11/06/26	(0.15)%	1D FEDL01	Monthly	(16,664)
FMC Corp.	Barclays Bank PLC		(465,603)	12/23/26	-	1D OBFR01	Monthly	(3,822)
Freeport-McMoRan, Inc.	Barclays Bank PLC		(3,596,401)	12/23/26	-	1D OBFR01	Monthly	(138,808)
HCA Healthcare, Inc.	Barclays Bank PLC		(3,296,215)	03/22/27	(0.20)%	1D OBFR01	Monthly	38,561
Illinois Tool Works, Inc.	Morgan Stanley & Co. International PLC		(1,593,064)	11/06/26	(0.15)%	1D FEDL01	Monthly	14,071
International Paper Co.	Barclays Bank PLC		(3,636,424)	12/23/26	-	1D OBFR01	Monthly	70,419
iShares Russell 2000 ETF	JPMorgan Chase Bank N.A.		(18,951,949)	02/09/27	(0.15)%	1D OBFR01	Monthly	388,441
iShares Russell 2000 ETF	Morgan Stanley & Co. International PLC		(3,516,094)	11/06/26	(0.44)%	1D FEDL01	Monthly	(12,418)
iShares U.S. Home Construction ETF	Morgan Stanley & Co. International PLC		(12,241,860)	11/06/26	(1.19)%	1D FEDL01	Monthly	231,231
iShares U.S. Real Estate ETF	Morgan Stanley & Co. International PLC		(5,487,544)	11/06/26	(0.55)%	1D FEDL01	Monthly	(42,040)
Kimberly-Clark Corp.	JPMorgan Chase Bank N.A.		(189,153,637)	02/09/27	(0.15)%	1D OBFR01	Monthly	(12,176,652)
Kimberly-Clark Corp.	UBS AG		(25,805,768)	11/05/29	-	1D OBFR01	Monthly	(940,835)
KLA Corp.	Citibank N.A.		(1,807,507)	02/24/28	(0.15)%	1D OBFR01	Monthly	(44,821)
KLA Corp.	Morgan Stanley & Co. International PLC		(1,615,599)	11/06/26	(0.15)%	1D FEDL01	Monthly	(40,063)
Lam Research Corp.	Citibank N.A.		(2,361,890)	02/24/28	(0.15)%	1D OBFR01	Monthly	81,697
Lam Research Corp.	Morgan Stanley & Co. International PLC		(1,878,804)	11/06/26	(0.15)%	1D FEDL01	Monthly	64,987
Linde PLC	Barclays Bank PLC		(2,495,459)	12/23/26	0.10%	1D OBFR01	Monthly	(58,151)
LyondellBasell Industries NV, Class A	Barclays Bank PLC		(3,198,174)	12/23/26	-	1D OBFR01	Monthly	(48,543)
Martin Marietta Materials, Inc.	Barclays Bank PLC		(9,768,472)	12/23/26	(0.15)%	1D OBFR01	Monthly	133,438
Martin Marietta Materials, Inc.	Morgan Stanley & Co. International PLC		(8,339,920)	11/06/26	(0.15)%	1D FEDL01	Monthly	85,766
Merit Medical Systems, Inc.	JPMorgan Chase Bank N.A.		(1,580,264)	02/09/27	(0.15)%	1D OBFR01	Monthly	72,861
Mettler-Toledo International, Inc.	Citibank N.A.		(6,502,815)	02/24/28	(0.15)%	1D OBFR01	Monthly	123,106

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Mettler-Toledo International, Inc.	JPMorgan Chase Bank N.A.	USD	(109,084)	02/09/27	(0.15)%	1D OBFR01	Monthly	$ (252)
Mettler-Toledo International, Inc.	Morgan Stanley & Co. International PLC		(706,278)	11/06/26	(0.15)%	1D FEDL01	Monthly	13,366
Microchip Technology, Inc.	Citibank N.A.		(501,041)	02/24/28	(0.15)%	1D OBFR01	Monthly	12,820
Microchip Technology, Inc.	Morgan Stanley & Co. International PLC		(761,940)	11/06/26	(0.15)%	1D FEDL01	Monthly	19,496
Micron Technology, Inc.	Citibank N.A.		(2,733,779)	02/24/28	(0.15)%	1D OBFR01	Monthly	55,848
Micron Technology, Inc.	Morgan Stanley & Co. International PLC		(1,518,860)	11/06/26	(0.15)%	1D FEDL01	Monthly	31,029
MKS, Inc.	Citibank N.A.		(249,143)	02/24/28	(0.15)%	1D OBFR01	Monthly	9,084
MKS, Inc.	Morgan Stanley & Co. International PLC		(875,807)	11/06/26	(0.15)%	1D FEDL01	Monthly	31,931
Monolithic Power Systems, Inc.	Citibank N.A.		(645,012)	02/24/28	(0.15)%	1D OBFR01	Monthly	25,647
Monolithic Power Systems, Inc.	Morgan Stanley & Co. International PLC		(767,589)	11/06/26	(0.15)%	1D FEDL01	Monthly	30,521
Mosaic Co. (The)	Barclays Bank PLC		(5,851,123)	12/23/26	(0.15)%	1D OBFR01	Monthly	181,257
Nebius Group NV	JPMorgan Chase Bank N.A.		(2,435,324)	02/09/27	(0.51)%	1D OBFR01	Monthly	54,901
Newmont Corp.	Barclays Bank PLC		(6,448,098)	12/23/26	(0.20)%	1D OBFR01	Monthly	(415,512)
Nucor Corp.	Barclays Bank PLC		(2,586,529)	12/23/26	(0.15)%	1D OBFR01	Monthly	28,490
ON Semiconductor Corp.	Citibank N.A.		(361,522)	02/24/28	(0.10)%	1D OBFR01	Monthly	15,560
ON Semiconductor Corp.	Morgan Stanley & Co. International PLC		(410,776)	11/06/26	(0.15)%	1D FEDL01	Monthly	17,680
Parker-Hannifin Corp.	Morgan Stanley & Co. International PLC		(2,613,232)	11/06/26	(0.15)%	1D FEDL01	Monthly	(544)
PPG Industries, Inc.	Barclays Bank PLC		(4,450,946)	12/23/26	-	1D OBFR01	Monthly	114,677
Qorvo, Inc.	Citibank N.A.		(166,652)	02/24/28	(0.15)%	1D OBFR01	Monthly	(889)
Qorvo, Inc.	Morgan Stanley & Co. International PLC		(313,183)	11/06/26	(0.15)%	1D FEDL01	Monthly	(1,671)
Republic Services, Inc.	JPMorgan Chase Bank N.A.		(16,282,150)	02/09/27	(0.15)%	1D OBFR01	Monthly	(368,211)
Rockwell Automation, Inc.	Morgan Stanley & Co. International PLC		(1,923,420)	11/06/26	(0.15)%	1D FEDL01	Monthly	(98,347)
Sealed Air Corp.	Barclays Bank PLC		(3,595,604)	12/23/26	(0.20)%	1D OBFR01	Monthly	9,419
Skyworks Solutions, Inc.	Citibank N.A.		(165,710)	02/24/28	(0.15)%	1D OBFR01	Monthly	554
Skyworks Solutions, Inc.	Morgan Stanley & Co. International PLC		(368,783)	11/06/26	(0.15)%	1D FEDL01	Monthly	1,234
Smurfit Westrock PLC	Barclays Bank PLC		(4,232,896)	12/23/26	(0.15)%	1D OBFR01	Monthly	(65,839)
SoFi Technologies, Inc.	JPMorgan Chase Bank N.A.		(1,663,358)	02/09/27	(0.15)%	1D OBFR01	Monthly	257,405
Solventum Corp.	Morgan Stanley & Co. International PLC		(98,949)	11/06/26	(0.15)%	1D FEDL01	Monthly	(2,111)
Southern Co. (The)	JPMorgan Chase Bank N.A.		(1,376,757)	02/09/27	(0.15)%	1D OBFR01	Monthly	(87,741)
Stanley Black & Decker, Inc.	Morgan Stanley & Co. International PLC		(533,604)	11/06/26	(0.15)%	1D FEDL01	Monthly	4,890
State Street Consumer Staples Select Sector SPDR ETF	JPMorgan Chase Bank N.A.		(28,440,542)	02/09/27	0.14%	1D OBFR01	Monthly	(839,261)
State Street Industrial Select Sector SPDR ETF	JPMorgan Chase Bank N.A.		(56,139,314)	02/09/27	0.07%	1D OBFR01	Monthly	(1,101,351)
State Street Industrial Select Sector SPDR ETF	Morgan Stanley & Co. International PLC		(2,295,811)	11/06/26	(0.15)%	1D FEDL01	Monthly	963
State Street Materials Select Sector SPDR ETF	JPMorgan Chase Bank N.A.		(16,595,953)	02/09/27	-	1D OBFR01	Monthly	(391,204)
State Street SPDR S&P 500 ETF Trust	Barclays Bank PLC		(9,544,059)	12/23/26	0.35%	1D OBFR01	Monthly	(47,453)
State Street SPDR S&P 500 ETF Trust	JPMorgan Chase Bank N.A.		(344,659,982)	02/09/27	0.15%	1D OBFR01	Monthly	3,910,227
State Street SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International PLC		(2,305,814)	11/06/26	(0.15)%	1D FEDL01	Monthly	(11,460)
Sylvamo Corp.	Barclays Bank PLC		(298,880)	12/23/26	(0.20)%	1D OBFR01	Monthly	1,541
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Citibank N.A.		(2,642,086)	02/24/28	(0.15)%	1D OBFR01	Monthly	(32,416)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Morgan Stanley & Co. International PLC		(2,004,137)	11/06/26	(0.15)%	1D FEDL01	Monthly	(24,589)
Teradyne, Inc.	Citibank N.A.		(929,721)	02/24/28	(0.15)%	1D OBFR01	Monthly	13,795
Teradyne, Inc.	Morgan Stanley & Co. International PLC		(1,584,856)	11/06/26	(0.15)%	1D FEDL01	Monthly	(7,613)
Texas Instruments, Inc.	Citibank N.A.		(597,446)	02/24/28	(0.15)%	1D OBFR01	Monthly	20,719
Texas Instruments, Inc.	Morgan Stanley & Co. International PLC		(1,262,436)	11/06/26	(0.15)%	1D FEDL01	Monthly	44,501
Uber Technologies, Inc.	JPMorgan Chase Bank N.A.		(2,323,207)	02/09/27	(0.15)%	1D OBFR01	Monthly	(48,450)
Union Pacific Corp.	Citibank N.A.		(65,132,103)	02/24/28	(0.15)%	1D OBFR01	Monthly	(301,263)
Union Pacific Corp.	JPMorgan Chase Bank N.A.		(163,799,538)	02/09/27	(0.15)%	1D OBFR01	Monthly	(6,852,351)
Union Pacific Corp.	Morgan Stanley & Co. International PLC		(1,747,674)	11/06/26	(0.15)%	1D FEDL01	Monthly	(8,084)
United Parcel Service, Inc., Class B	Morgan Stanley & Co. International PLC		(1,229,679)	11/06/26	(0.15)%	1D FEDL01	Monthly	(10,050)

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Event Driven Equity Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Universal Health Services, Inc., Class B	Barclays Bank PLC	USD	(3,205,424)	03/22/27	(0.20)%	1D OBFR01	Monthly	$ 339,192
VanEck Semiconductor ETF	JPMorgan Chase Bank N.A.		(17,690,495)	02/09/27	(0.02)%	1D OBFR01	Monthly	12,181
Vulcan Materials Co.	Barclays Bank PLC		(7,963,994)	12/23/26	-	1D OBFR01	Monthly	20,244
Vulcan Materials Co.	Morgan Stanley & Co. International PLC		(8,668,865)	11/06/26	(0.15)%	1D FEDL01	Monthly	22,035
Waste Management, Inc.	JPMorgan Chase Bank N.A.		(15,266,496)	02/09/27	(0.15)%	1D OBFR01	Monthly	(681,929)
Total short positions of equity swaps								(17,573,474)
Total long and short positions of equity swaps								24,320,849
Net dividends and financing fees								4,543,390
Total equity swap contracts including dividends and financing fees								$ 28,864,239

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 153,189,070	$ —	$ —	$ 153,189,070
Biotechnology	502,491,327	126,280,008	—	628,771,335
Capital Markets	41,474,475	—	—	41,474,475
Chemicals	141,511,919	—	—	141,511,919
Commercial Services & Supplies	51,077,542	—	—	51,077,542
Construction & Engineering	5,059,906	—	—	5,059,906
Construction Materials	66,555,952	—	—	66,555,952
Electrical Equipment	41,088,214	—	—	41,088,214
Electronic Equipment, Instruments & Components	6,365,726	—	—	6,365,726
Entertainment	332,708,921	—	—	332,708,921
Financial Services	3,978,257	—	—	3,978,257
Food Products	1,565,491	—	—	1,565,491

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$ 186,539,698	$ —	$ —	$ 186,539,698
Health Care Providers & Services	200,830,474	—	—	200,830,474
Health Care REITs	79,203,228	—	—	79,203,228
Hotels, Restaurants & Leisure	13,041,256	—	—	13,041,256
Industrial Conglomerates	25,907,745	—	—	25,907,745
Interactive Media & Services	21,222,710	—	—	21,222,710
IT Services	28,708,844	—	—	28,708,844
Life Sciences Tools & Services	99,747,658	—	—	99,747,658
Machinery	269,243,313	—	—	269,243,313
Media	21,545,141	—	—	21,545,141
Oil, Gas & Consumable Fuels	24,751,747	—	—	24,751,747
Personal Care Products	43,529,501	—	—	43,529,501
Pharmaceuticals	17,012,813	—	—	17,012,813
Professional Services	8,245,434	—	—	8,245,434
Semiconductors & Semiconductor Equipment	158,760,409	—	—	158,760,409
Software	338,009,891	—	—	338,009,891
Specialty Retail	28,564,924	—	—	28,564,924
Trading Companies & Distributors	1,475,145	—	—	1,475,145
Corporate Bonds	—	264,626,328	—	264,626,328
Floating Rate Loan Interests	—	49,718,664	108,624,857	158,343,521
Investment Companies	—	568,993	—	568,993
Preferred Securities	20,099,508	—	530,615	20,630,123
Rights	—	14,551	214,796	229,347
Short-Term Securities
Money Market Funds	1,409,987,289	—	—	1,409,987,289
	$ 4,343,493,528	$ 441,208,544	$ 109,370,268	$ 4,894,072,340
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 138,593	$ 60,192,318	$ —	$ 60,330,911
Liabilities
Equity Contracts	(1,976,976)	(31,328,079)	—	(33,305,055)
	$ (1,838,383)	$ 28,864,239	$ —	$ 27,025,856

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Floating Rate Loan Interests	Preferred Securities	Rights	Total
Assets
Opening Balance, as of May 31, 2025	$210,049	$685,309	$—	$895,358
Transfers into Level 3	23,213,780	—	—	23,213,780
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(237,589)	—	—	(237,589)
Net realized gain (loss)	(3,971,475)	—	—	(3,971,475)
Net change in unrealized appreciation (depreciation)(a)	1,014,291	(154,694)	214,796	1,074,393
Purchases	140,883,365	—	— (b)	140,883,365
Sales	(52,487,564)	—	—	(52,487,564)
Closing Balance, as of February 28, 2026	$108,624,857	$530,615	$214,796	$109,370,268
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026(a)	$(2,823,510)	$(154,694)	$214,796	$(2,763,408)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
(b)
Rounds to less than $1.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Event Driven Equity Fund
Currency Abbreviation
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short-Term Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate
1D SONIA	GBP - 1D Sterling Overnight Index Average
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt
TONA	Tokyo Overnight Average Rate